Risk management (Details 4) - BRL (R$) R$ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Currency Risk Dollar [Member]
IfrsStatementLineItems [Line Items]
Cash/Applications/Debt Instruments	R$ 180,331	R$ 114,021	R$ 42,860
Loans and advances to customers	4,515	5,529	5,803
Derivatives	261,584	289,245	125,495
Others	3,208	1,251	25,866
Total	449,638	410,046	257,938
Funding in foreign currency	116,957	80,991	61,173
Derivatives	202,299	225,554	147,911
Others	132,513	105,570	39,972
Total	451,769	412,115	249,056
Total		1,337
Investments in Foreign Subsidiaries and Dependence			57,914
Currency Risk Euro [Member]
IfrsStatementLineItems [Line Items]
Cash/Applications/Debt Instruments	3,156		1,870
Loans and advances to customers	3,818	2,218	3,187
Derivatives	10,126	14,190	10,451
Others
Total	17,100	17,745	15,723
Funding in foreign currency	1,676	2,194	384
Derivatives	14,361	14,279	14,449
Others	996	1,220	219
Total	17,033	17,693	15,052
Investments in Foreign Subsidiaries and Dependence			215
Currency Risk Others [Member]
IfrsStatementLineItems [Line Items]
Cash/Applications/Debt Instruments	3,922	5,163	569
Loans and advances to customers	463	608	1,140
Derivatives	7,702	8,011	2,795
Others
Total	12,087	13,782	4,504
Funding in foreign currency	1,668	2,130
Derivatives	9,571	8,631	2,854
Others	815	2,912	437
Total	12,054	13,673	3,291
Investments in Foreign Subsidiaries and Dependence
Currency Risk Total [Member]
IfrsStatementLineItems [Line Items]
Cash/Applications/Debt Instruments	187,409	120,521	45,299
Loans and advances to customers	8,796	8,355	10,130
Derivatives	279,412	311,446	138,741
Others	3,208	1,251	25,866
Total	478,825	441,573	278,165
Funding in foreign currency	120,301	85,315	61,557
Derivatives	226,231	248,464	165,214
Others	134,324	109,702	40,628
Total	R$ 480,856	R$ 443,480	267,400
Investments in Foreign Subsidiaries and Dependence			R$ 58,129